TAXES PAYABLE (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2014
Taxes Payable [Abstract]
Total accrued tax liabilities	$ 12,000	$ 8,700
Reversal of accrued liabilities		$ 5,000
Amount of decrease in accrued tax liabilities	7,000
Maximum potential contingent loss related to interest and penalties	$ 830